Share Based Compensation (Details)	12 Months Ended
Dec. 31, 2019 shares
Equity Incentive Plan Board [Member]
Statement Line Items [Line Items]
Number of options outstanding	62,566
Vesting conditions	1 year service from grant date
Contractual life of options	6 years
Equity Incentive Plan Employees / Board [Member]
Statement Line Items [Line Items]
Number of options outstanding	122,782
Vesting conditions	2 years' service from grant date (50%)
Contractual life of options	8 years
Equity Incentive Plan Employees / Board One [Member]
Statement Line Items [Line Items]
Number of options outstanding	122,782
Vesting conditions	3 years' service from grant date (50%)
Contractual life of options	8 years